17. Lease Commitments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Leases [Abstract]
Schedule of future minimum lease payments
Year	Amount
2015	$34,113
2016	139,273
2017	143,451
2018	36,214
$353,051

Year	Amount
2015	45,860
$45,860